Inventories - Schedule of Inventories (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 17,693	$ 25,666
Finished goods	190	187
Less: provision for inventory obsolescence	(17,749)	(25,666)
Totals	$ 134	$ 187